NOTE 17. SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Income	$ 56,311	$ 5,375	$ 678
Property and management cost	2,063	2,532	1,360
Provision for credit losses	10,021	209	0
Interest expense	16,694	7,292	0
Interest expense, related parties	7,006	1,409	553
Segment Income (loss) before taxes	20,527	(6,067)	(1,235)
Internet-based Business
Segment Income	46,585	438	0
Property and management cost	0	0	0
Provision for credit losses	10,021	209	0
Interest expense	16,694	7,292
Interest expense, related parties	6,038	1,281	0
Segment Income (loss) before taxes	13,832	(8,344)	0
Office Leasing
Segment Income	9,726	4,937	678
Property and management cost	2,063	2,532	1,360
Provision for credit losses	0	0	0
Interest expense	0	0
Interest expense, related parties	968	128	553
Segment Income (loss) before taxes	$ 6,695	$ 2,277	$ (1,235)